Consolidated Statements of Stockholders' Equity - USD ($)	Number of Ordinary Shares Issued [Member	Additional Paid In Capital [Member]	Statutory Reserves [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Image P2P Trading Group Limited Stockholders Equity [Member]
Balance at Dec. 31, 2014	$ 5,005	$ 808,691		$ 266,140	$ 4,533	$ 1,084,389
Balance, shares at Dec. 31, 2014	5,005
Net loss				(349,234)		(349,234)
Owners' injection of capital		5,012,428				5,012,428
Foreign currency translation adjustments					(245,495)	(245,495)
Balance at Dec. 31, 2015	$ 5,005	5,826,124		(83,094)	(240,942)	5,502,088
Balance, shares at Dec. 31, 2015	5,005
Net loss				(1,197,482)		(1,197,482)
Increases in capital		15,031				15,031
Foreign currency translation adjustments					(302,596)	(326,693)
Balance at Dec. 31, 2016	$ 5,005	$ 6,233,777		$ (1,280,576)	$ (543,538)	$ 4,371,120
Balance, shares at Dec. 31, 2016	5,005